REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Board of Trustees and Shareholders
First Trust Private Credit Fund
In planning and performing our
audit of the financial statements
of First Trust Private Credit Fund
(the Fund) as of March 31, 2023 and
for the period from May 9, 2022
(commencement of operations) through
March 31, 2023, in accordance with
the standards of the Public Company
Accounting Oversight Board
(United States), we considered
the Funds internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing audit procedures for the
purpose of expressing an opinion on
the financial statements and to
comply with the requirements of
Form NCEN, but not for the purpose
of expressing an opinion on the
effectiveness of the Funds
internal control over financial
reporting. Accordingly, we express
no such opinion.
Management of the Fund is responsible
for establishing and maintaining
effective internal control over
financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls. A funds
internal control over financial
reporting is a process designed
to provide reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles. A funds
internal control over financial
reporting includes those policies
and procedures that (1) pertain to
the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the fund (2)
provide reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with generally accepted accounting
principles, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management and
directors of the fund and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use, or disposition
of the funds assets that could
have a material effect on the
financial statements. Because of
its inherent limitations, internal
control over financial reporting
may not prevent or detect
misstatements. Also projections of
any evaluation of effectiveness to
future periods are subject to the
risk that controls may become
inadequate because of changes in
conditions, or the degree of
compliance with policies and
procedures may deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal
control over financial reporting,
such that there is a reasonable
possibility that a material
misstatement of the Funds
annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the
first paragraph and would not
necessarily disclose all
deficiencies in internal control
over financial reporting that might
be material weaknesses under
standards established by the Public
Company Accounting Oversight Board
(United States). However, we noted
no deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over safeguarding
securities, which we consider to be
material weaknesses as defined above
as of March 31, 2023.
This report is intended solely for
the information and use of management
and the Board of Trustees of First
Trust Private Credit Fund and the
U.S. Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone
other than these specified parties.
/s/ GRANT THORNTON LLP
Chicago, Illinois
May 30, 2023